Other Current Assets (Details) - Schedule of other current assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Current Assets Abstract
Prepaid expenses	$ 70,910	$ 38,948
Prepayment to a supplier for procurement of healthcare products		3,463,602
Other current assets	$ 70,910	$ 3,502,550